Net sales (Tables)	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC
Disaggregation of Revenue [Line Items]
Disaggregated By Geographic Markets And Major Products	The following table presents our net sales by segment disaggregated by geographic markets and major products (Vertical) for the years ended December 31 as follows:

	2020	2019	2018
Primary geographic markets:
U.S.	$293,697	$305,072	$282,895
International	27,464	35,069	36,282

Total net sales	$321,161	$340,141	$319,177

Vertical:
OA joint pain treatment and joint preservation	$171,178	$182,082	$155,576
Minimally invasive fracture treatment	88,624	103,504	121,032
Bone graft substitutes	61,359	54,555	42,569

Total net sales	$321,161	$340,141	$319,177